EQUITY - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data	12 Months Ended
Mar. 31, 2011
Stockholders Equity Note [Line Items]
Appropriation of legal reserve or additional paid in capital description	The Corporation Act requires a domestic company to appropriate as legal reserve or additional paid-in capital, an amount equal to 10% of the amount paid out for dividends until the sum of the legal reserve and additional paid-in capital equals 25% of its stated capital.
Appropriated legal reserve included in retained earnings	¥ 22,853
Amount of statutory retained earnings available for the payment of dividends	692,684
Dividends payable, per share	¥ 70
Dividends payable	12,846
Dividends payable date	Jun. 29, 2011
Dividends approval date	Jun. 28, 2011
Equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries	¥ (1,792)